Note 6 - Other Income	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of other operating income [text block]
6.	Other income

The Australian government’s Jobkeeper allowance helped keep Australian citizens in jobs and supported businesses affected by the significant economic impact of the COVID-19 pandemic. The allowance is included in other income and recognized in the period that the related costs, for which it is intended to compensate, are expensed. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance.